UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/09

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 11/13/09
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 106
Form 13F Information Table Value Total: $402,713 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100    11775 238036.52SH       SOLE                                  238036.52
ACCENTURE PLC                  COM              g1151c101     7077 189895.58SH       SOLE                                  189895.58
AECOM TECH CORP DEL COM        COM              00766t100      835 30785.00 SH       SOLE                                   30785.00
AIRGAS INC                     COM              009363102     1111 22980.38 SH       SOLE                                   22980.38
ALLERGAN INC                   COM              018490102    11267 198507.96SH       SOLE                                  198507.96
ALLIANT TECHSYSTEMS INC        COM              018804104      737  9475.00 SH       SOLE                                    9475.00
AMETEK INC NEW COM             COM              031100100     1159 33210.00 SH       SOLE                                   33210.00
AMPHENOL CORP NEW-CL A         CL A             032095101     2045 54295.07 SH       SOLE                                   54295.07
ANSYS INC COM                  COM              03662Q105     1149 30720.00 SH       SOLE                                   30720.00
APTARGROUP INC                 COM              038336103      950 25435.00 SH       SOLE                                   25435.00
ARCH CAP GROUP LTD ORD         COM              g0450a105      766 11345.00 SH       SOLE                                   11345.00
ARM HLDGS PLC SPONSORED ADR    COM              042068106     1003 143400.00SH       SOLE                                  143400.00
AXIS CAPITAL HOLDINGS          COM              g0692u109      995 32985.93 SH       SOLE                                   32985.93
BALLY TECHNOLOGIES             COM              05874b107      925 24120.00 SH       SOLE                                   24120.00
BJS WHOLESALE CLUB             COM              05548J106      975 26940.00 SH       SOLE                                   26940.00
BROADCOM CORP CL A             CL A             111320107     8432 274748.00SH       SOLE                                  274748.00
BROCADE COMMUNICATIONS SYSTEMS COM              111621306      474 60310.00 SH       SOLE                                   60310.00
CATERPILLAR INC                COM              149123101    10949 213319.54SH       SOLE                                  213319.54
CHEVRON CORP                   COM              166764100     6619 93985.49 SH       SOLE                                   93985.49
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     6043 19610.58 SH       SOLE                                   19610.58
CHURCH DWIGHT CO. INC.         COM              171340102      879 15505.00 SH       SOLE                                   15505.00
CISCO SYSTEMS INC              COM              17275R102     8256 350761.00SH       SOLE                                  350761.00
CITRIX SYSTEMS INC             COM              177376100     1174 29940.00 SH       SOLE                                   29940.00
CLEAN HARBORS INC.             COM              184496107      482  8585.00 SH       SOLE                                    8585.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2125 54985.00 SH       SOLE                                   54985.00
COLGATE PALMOLIVE CO.          COM              194162103    11779 154423.79SH       SOLE                                  154423.79
CORE LABS                      COM              N22717107     2322 22530.00 SH       SOLE                                   22530.00
COVIDIEN PLC                   COM              g2554f105    11427 264150.64SH       SOLE                                  264150.64
DAVITA INC                     COM              23918k108      920 16250.00 SH       SOLE                                   16250.00
DENBURY RES INC COM NEW        COM              247916208      617 40795.00 SH       SOLE                                   40795.00
DOLBY LABORATORIES INC COM     COM              25659T107     1614 42265.00 SH       SOLE                                   42265.00
DRIL-QUIP INC COM              COM              262037104      824 16600.00 SH       SOLE                                   16600.00
EMERSON ELECTRIC CO            COM              291011104     9999 249495.31SH       SOLE                                  249495.31
EXPEDITORS INTERNATIONAL OF WA COM              302130109     8225 234004.70SH       SOLE                                  234004.70
EXXON MOBIL CORP               COM              30231G102    13171 191976.01SH       SOLE                                  191976.01
FACTSET RESH SYS INC COM       COM              303075105     1188 17935.00 SH       SOLE                                   17935.00
FIRST HORIZON NATL CP COM      COM              320517105      487 36860.00 SH       SOLE                                   36860.00
FLOWERS FOODS INC COM          COM              343498101     1032 39285.00 SH       SOLE                                   39285.00
GILEAD SCIENCES INC            COM              375558103     9099 195690.00SH       SOLE                                  195690.00
GOOGLE                         COM              38259p508     8262 16664.00 SH       SOLE                                   16664.00
HALLIBURTON CO HLDG CO         COM              406216101     7809 287977.66SH       SOLE                                  287977.66
HARSCO CORP COM                COM              415864107     1104 31195.00 SH       SOLE                                   31195.00
HENRY SCHEIN INC               COM              806407102     1068 19460.00 SH       SOLE                                   19460.00
HMS HOLDINGS CORP              COM              40425j101     1024 26800.00 SH       SOLE                                   26800.00
HOLOGIC INC                    COM              436440101      998 61131.00 SH       SOLE                                   61131.00
IBM                            COM              459200101     7206 60249.83 SH       SOLE                                   60249.83
IDEXX LABORATORIES CORP        COM              45168D104      984 19685.00 SH       SOLE                                   19685.00
IHS INC CL A                   CL A             451734107     1040 20345.00 SH       SOLE                                   20345.00
INTERCONTINENTALEXCHAN COM     COM              45865v100     1851 19055.00 SH       SOLE                                   19055.00
INTREPID POTASH INC            COM              46121y102      780 33065.00 SH       SOLE                                   33065.00
ISHARES TR DJ SEL DIV INX      COM              464287168      387  9400.31 SH       SOLE                                    9400.31
J P MORGAN CHASE & CO.         COM              46625h100     8188 186869.57SH       SOLE                                  186869.57
JOY GLOBAL                     COM              481165108     2116 43240.00 SH       SOLE                                   43240.00
JUNIPER NETWORK INC            COM              48203R104     1025 37955.00 SH       SOLE                                   37955.00
KELLOGG CO                     COM              487836108    10073 204628.58SH       SOLE                                  204628.58
KENNAMETAL INC COM             COM              489170100     1113 45230.00 SH       SOLE                                   45230.00
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104    10714 133395.38SH       SOLE                                  133395.38
LAB CP OF AMER HLDG NEW        COM              50540R409    11244 171150.00SH       SOLE                                  171150.00
LAZARD LTD SHS A               CL A             G54050102     1108 26840.49 SH       SOLE                                   26840.49
LIFE TECHNOLOGIES CORP COM     COM              53217v109     1798 38640.00 SH       SOLE                                   38640.00
LKQ CORP COM                   COM              501889208     1151 62090.00 SH       SOLE                                   62090.00
MASTERCARD INC CL A            CL A             57636q104     6658 32938.05 SH       SOLE                                   32938.05
METLIFE INSURANCE              COM              59156R108     6503 170830.00SH       SOLE                                  170830.00
MICROCHIP TECHNOLOGY INC       COM              595017104     1025 38710.25 SH       SOLE                                   38710.25
MICROSOFT CORP                 COM              594918104     8190 318435.46SH       SOLE                                  318435.46
MIDCAP SPDR TR UNIT SER 1      UNIT SER 1       595635103      357  2855.00 SH       SOLE                                    2855.00
NEWFIELD EXPLORATION CO.       COM              651290108     2145 50415.00 SH       SOLE                                   50415.00
NOBLE ENRGY INC COM            COM              655044105     8693 131800.14SH       SOLE                                  131800.14
OCCIDENTAL PETE CORP           COM              674599105     7697 98182.87 SH       SOLE                                   98182.87
PEOPLES BANK CT                COM              712704105      435 27965.00 SH       SOLE                                   27965.00
PEPSICO INC                    COM              713448108    11127 189699.65SH       SOLE                                  189699.65
POLO RALPH LAUREN CORP CL A    CL A             731572103      981 12810.00 SH       SOLE                                   12810.00
PRAXAIR INC                    COM              74005P104    12418 152015.16SH       SOLE                                  152015.16
PROCTER & GAMBLE CO            COM              742718109      292  5048.19 SH       SOLE                                    5048.19
QUALCOMM INC                   COM              747525103     7828 174054.78SH       SOLE                                  174054.78
REINSURANCE GP AMER            COM              759351604     1981 44438.99 SH       SOLE                                   44438.99
RITCHIE BROS AUCTION COM       COM              767744105      433 17680.00 SH       SOLE                                   17680.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      485 19410.54 SH       SOLE                                   19410.54
SEI INVESTMENTS CO COM         COM              784117103      987 50160.00 SH       SOLE                                   50160.00
SPDR GOLD TRUST GOLD SHS       COM              78463v107    12516 126626.00SH       SOLE                                  126626.00
SPDR SERIES TRUST S&P DIVID ET COM              78464a763      381  8650.00 SH       SOLE                                    8650.00
STANDARD & POORS DEPOSITARY RE COM              78462F103      206  1958.00 SH       SOLE                                    1958.00
STAPLES INC                    COM              855030102    12332 531128.67SH       SOLE                                  531128.67
STATE STREET CORP              COM              857477103     7479 142205.00SH       SOLE                                  142205.00
SURGICAL OUTCOME SUPPORT       COM              868991332       20 80000.00 SH       SOLE                                   80000.00
SYNGENTA AG ADR                COM              87160A100     7706 167705.72SH       SOLE                                  167705.72
T ROWE PRICE GROUP INC         COM              74144t108     8244 180402.73SH       SOLE                                  180402.73
TETRA TECH INC NEW             COM              88162g103     1214 45775.00 SH       SOLE                                   45775.00
TRACTOR SUPPLY CO COM          COM              892356106      966 19960.00 SH       SOLE                                   19960.00
ULTRA PETROLEUM CORP COM       COM              903914109     1799 36750.00 SH       SOLE                                   36750.00
UNITED TECHNOLOGIES CORP       COM              913017109      223  3675.00 SH       SOLE                                    3675.00
VANGUARD SPECIALIZED DIV APP E COM              921908844      375  8450.00 SH       SOLE                                    8450.00
VCA ANTECH INC                 COM              918194101      904 33655.00 SH       SOLE                                   33655.00
VERISIGN INC                   COM              92343e102     9827 414840.00SH       SOLE                                  414840.00
VF CORP                        COM              918204108     1114 15390.00 SH       SOLE                                   15390.00
XTO ENERGY INC                 COM              98385X106     6958 168400.13SH       SOLE                                  168400.13
YUM! BRANDS                    COM              988498101     6958 206108.13SH       SOLE                                  206108.13
FIRST BANCORP PR PFD PERP SER  COM              318672607      152    16400 SH       SOLE                                      16400
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      252    15000 SH       SOLE                                      15000
I SHARES S&P EUROPE 350        S&P EURO PLUS    464287861      522    13567 SH       SOLE                                      13567
ISHARES MSCI PACIFIC EX-JAPAN  MSCI PAC J IDX   464286665      221     5470 SH       SOLE                                       5470
ISHARES TR MSCI EMERG MKT      MSCI EMERG MKT   464287234      298     7675 SH       SOLE                                       7675
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465      965    17654 SH       SOLE                                      17654
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      274    18828 SH       SOLE                                      18828
MORGAN STANLEY CH ASH COM      COM              617468103      257     8000 SH       SOLE                                       8000
VANGUARD TOTAL STOCK MRK VIPER UNIT SER 1       922908769      311     5814 SH       SOLE                                       5814